Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Summary of intangible assets, net
	December 31, 2017	December 31, 2016

Intangible assets	$7,120,088	$7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
	$-	$-